Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade Accounts And Notes Receivable
Schedule of trade accounts receivable, net and notes receivable

	12.31.24	12.31.23
Trade accounts receivable
Domestic market
Third parties	2,420,942	1,860,089
Related parties	16,402	8,419
Foreign market
Third parties	4,395,420	3,496,442
Related parties	30,924	27,781
	6,863,688	5,392,731
( - ) Adjustment to present value ("APV")	(39,291)	(29,284)
( - ) Expected credit losses	(726,764)	(591,479)
	6,097,633	4,771,968
Current	6,075,013	4,766,071
Non-current	22,620	5,897

Notes receivable	61,628	83,863
( - ) Adjustment to present value ("APV")	(5,910)	(2,223)
( - ) Expected credit losses	(15,381)	(15,379)
	40,337	66,261
Current	32,302	64,731
Non-current (1)	8,035	1,530
(1)	On December 31, 2024 the weighted average maturity is 2 years.

Schedule of allowance for doubtful accounts

	12.31.24	12.31.23
Beginning balance	(591,479)	(604,167)
(Additions) reversals	(28,817)	(32,809)
Write-offs	18,451	8,539
Exchange rate variation	(124,919)	36,958
Ending balance	(726,764)	(591,479)

Schedule of aging of trade accounts receivable

	12.31.24	12.31.23
Not overdue	5,904,865	4,515,445
Overdue
01 to 60 days	203,179	225,135
61 to 90 days	9,228	46,347
91 to 120 days	2,891	15,248
121 to 180 days	9,307	11,101
181 to 360 days	41,254	22,116
More than 360 days	692,964	557,339
( - ) Adjustment to present value ("APV")	(39,291)	(29,284)
( - ) Expected credit losses	(726,764)	(591,479)
	6,097,633	4,771,968